ACQUISITIONS (Details) ¥ in Thousands, $ in Thousands			1 Months Ended	11 Months Ended	12 Months Ended
	Aug. 31, 2016 CNY (¥) shares	Nov. 16, 2015 CNY (¥)	Dec. 31, 2015 CNY (¥)	Nov. 17, 2015 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jan. 01, 2016 USD ($)	Jan. 01, 2016 CNY (¥)
Recognized amounts of identifiable assets acquired and liabilities assumed:
Goodwill					$ 154,055				¥ 1,069,603	$ 15	¥ 102
Revenue					391,695	¥ 2,719,541	¥ 1,245,874	¥ 1,157,807
Net income			¥ 105,193	¥ 297,822	133,328	925,702	403,015	481,957
Goodwill recorded in other assets			102				102
Unaudited pro forma results
Pro forma revenue					458,050	3,180,238	1,453,435	1,225,293
Pro forma net income					$ 150,356	¥ 1,043,924	457,002	¥ 470,006
Customer list
Recognized amounts of identifiable assets acquired and liabilities assumed:
Weighted average useful life					6 years	6 years
Trademark
Recognized amounts of identifiable assets acquired and liabilities assumed:
Weighted average useful life					10 years	10 years
Acquired software
Recognized amounts of identifiable assets acquired and liabilities assumed:
Weighted average useful life					10 years	10 years
Gold Master HK
ACQUISITION
Ownership percentage acquired	100.00%
Ordinary shares issued | shares	200,890,940
Cash consideration	¥ 281,619
Equity instrument (200,890,940 ordinary shares of the Company)	1,146,252
Fair value of total consideration transferred	1,427,871
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	181,538
Available-for-sale investments	9,000
Equipment and leasehold improvements	6,236
Intangible assets	429,806
Other assets	95,568
Accounts payable	(12,580)
Accrued employee benefits	(67,579)
Deferred tax liabilities	(103,273)
Other liabilities	(176,568)
Total identifiable net assets acquired	362,148
Goodwill	1,065,723
Total	1,427,871
Revenue						¥ 322,430
Net income						144,310
Gold Master HK | License of Shanghai Exchange
Recognized amounts of identifiable assets acquired and liabilities assumed:
Intangible assets	37,000
Gold Master HK | Customer list
Recognized amounts of identifiable assets acquired and liabilities assumed:
Intangible assets	¥ 239,310
Weighted average useful life	6 years
Gold Master HK | Trademark
Recognized amounts of identifiable assets acquired and liabilities assumed:
Intangible assets	¥ 150,640
Weighted average useful life	10 years
Gold Master HK | Acquired software
Recognized amounts of identifiable assets acquired and liabilities assumed:
Intangible assets	¥ 2,860
Weighted average useful life	10 years
Other acquisitions in 2016
ACQUISITION
Cash consideration						¥ 48,058
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash									38,726
Equipment and leasehold improvements									3,766
Intangible assets									89
Other assets									75,295
Accounts payable									(611)
Accrued employee benefits									(1,935)
Other liabilities									(68,050)
Total identifiable net assets acquired									47,280
Noncontrolling interest									(3,000)
Goodwill									3,778
Total									¥ 48,058
Acquisition of Sheng Ding in 2015
ACQUISITION
Ownership percentage acquired		100.00%
Cash consideration		¥ 10,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		6
Deposit with clearing organization		22,349
Other liabilities		(12,457)
Total identifiable net assets acquired		9,898
Goodwill		102
Total		¥ 10,000
Goodwill recorded in other assets			¥ 100				¥ 100